NOTE 2- Income Tax: Schedule of Components of Income Tax Expense (Benefit) (Tables)	12 Months Ended
Sep. 30, 2020
Tables/Schedules
Schedule of Components of Income Tax Expense (Benefit)
	2020	2019
Current federal tax	$(2,500)	$(2,800)
Current state tax	(600)	(600)

Change in valuation allowance	3,100	3,400
	$-	$-